TYPE                13F-HR
PERIOD              09/30/02
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: September 30,2002

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       November 11, 2002
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         36

Form 13F Information Table Value Total:    $  305,757
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                               FORM 13F INFORMATION TABLE
                                               VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
    NAME  OF ISSUER     TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
---------------------------------------------- ----------- -------------------------------------------- -------- --------
ADAPTEC INC.            COM         00651F108        5,326 1,207,800  SH        OTHER   01              1,207,800
AMC ENTERTAINMENT       COM         001669100        2,566   346,800  SH        OTHER   01                346,800            -
ALLIED CAPITAL CORP     COM         01903Q108        3,174   145,000  SH        OTHER   01                      0  145,000
ALLIED CAPITAL CORP     PUT         01903Q958        4,378   200,000  SH   PUT  OTHER   01                200,000
AT&T WIRELESS SERVICES ICOM         00209A106        8,828 2,142,800  SH        OTHER   01              2,142,800
BLACK BOX CORP          COM         091826107        3,151    94,900  SH        OTHER   01                 94,900
CABOT MICROELECTRONICS  COM         12709P103        5,780   155,200  SH        OTHER   01                      0  155,200
CIT Group Inc.          PUT          125581958       5,394   300,000  SH   PUT  OTHER   01                300,000
CREE RESEARCH INC       COM          225447101      21,379 1,710,349  SH        OTHER   01              1,710,349
DIAMONDS TR             UNIT SER 1   252787106       7,600   100,000  SH        OTHER   01                100,000
Nextel Communications   PUT         65332V953        7,550 1,000,000  SH   PUT  OTHER   01              1,000,000
HANDLEMAN               COM          410252100       4,711   514,900  SH        OTHER   01                514,900
HARMONIC INC            COM          413160102         149    85,366  SH        OTHER   01                 85,366
INTERWOVEN INC          COM         46114T102       21,31710,616,110  SH        OTHER   01             10,616,110
Magna Entertainment CorpCL A         559211107      24,537 4,512,084  SH        OTHER   01              4,512,084
Motorola Inc            PUT          620076959       6,617   650,000  SH   PUT  OTHER   01                650,000
MARTHA STEWART OMNIMEDIACL A         573083102       9,340 1,334,300  SH        OTHER   01                829,100  505,200
Marvel Enterprises      COM         57383M108        3,051   435,800  SH        OTHER   01                 69,700366,100
Nautilus Group          COM         63910B102        1,950   100,000  SH        OTHER   01                100,000
NET2PHONE               COM         64108N106        3,393 1,437,867  SH        OTHER   01              1,437,867
OPTA Food Ingredients InCOM         68381N105        1,930   937,000  SH        OTHER   01                937,000
Pre Paid Legal Services COM          740065107         298    15,000  SH        OTHER   01                      0 15,000
Pre Paid Legal Services PUT          740065957       3,976   200,000  SH   PUT  OTHER   01                200,000
POWERWAVE TECHNOLOGY    COM          739363109      17,315 5,107,723  SH        OTHER   01              5,107,723
MicroSemi Corp          CALL         595137900       2,805   500,000  SH   CALL OTHER   01                500,000
NASDAQ 100 TR           UNIT SER 1   631100104      53,872 2,600,000  SH        OTHER   01              2,600,000
ROYAL DUTCH PERTROLEUM  NY REG EUR . 780257804      20,410   508,100  SH        OTHER   01                508,100
RUBIO'S RESTURANT INC.  COM         78116B102        4,055   590,248  SH        OTHER   01                590,248
RIVERDEEP GROUP PLC     ADR         76870Q109        1,454   230,800  SH        OTHER   01                      0230,800
SANMINA CORP            COM          800907107      16,375 5,911,403  SH        OTHER   01              5,911,403
SCIENTIFIC GAMES CORP   CL A        80874P109        2,010   300,000  SH        OTHER   01                300,000
SILICON LABORATORIES INCCOM          826919102       3,475   189,600  SH        OTHER   01                      0189,600
Trikon Technologies Inc COM          896187408       6,026 1,060,953  SH        OTHER   01              1,060,953
THE STREET.COM INC.     COM         88368Q103        5,004 2,224,203  SH        OTHER   01              2,224,203
Tyco International LTD. PUT          902124956      14,805 1,050,000  SH   PUT  OTHER   01              1,050,000
XM SATELLITE RADIO      CL A         983759101       1,752   449,300  SH        OTHER   01                      0449,300

 /TEXT
 /DOCUMENT
 /SUBMISSION